Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Disclosure of Credit Risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		31 December	31 December
	Notes	2022	2021
Trade receivables	19	6,963,821	7,249,705
Contract assets	21	1,955,996	2,049,659
Receivables from financial services	20	3,561,926	3,535,384
Cash and cash equivalents (*)	23	25,960,315	30,600,933
Derivative financial instruments	34	2,032,416	3,500,700
Other current & non-current assets (**)	17	421,264	320,403
Financial assets at amortized cost	24	748,665	6,840
Financial assets at fair value through profit or loss	24	4,293,524	—
Financial assets at fair value through other comprehensive income	24	1,850,830	2,345,458
Due from related parties		76,453	287,756
		47,865,210	49,896,838
(*)	Cash in hand is excluded from cash and cash equivalents.
(**)	Prepaid expenses, VAT receivable, receivable from the Ministry of Transport and Infrastructure of Turkiye and advances given are excluded from other current assets and other non-current assets.

Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties

The maximum exposure to credit risk for trade and subscriber receivables, other assets and cash and cash equivalent arising from sales transactions, including those classified as due from related parties at the reporting date by type of customer is:

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2022 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	40,799,890	376,616	177,832	85,754	72,369	93,472	824,749	347,162	231,478	43,009,322
Loss Allowance	131,944	5,630	5,479	4,762	5,874	7,690	194,366	192,022	114,267	662,034
(*)	Other Assets includes trade receivables, subscriber receivables, derivative financial instruments, financial assets, other assets, cash and cash equivalent and due from related parties.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2022	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	1,963,342	—	—	—	—	—	—	—	—	1,963,342
Loss Allowance	7,346	—	—	—	—	—	—	—	—	7,346

			Less	Less
Other assets from financial		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
services at 31 December 2022		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
(**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	3,324,919	180,530	31,964	12,653	17,202	6,861	70,095	2,201	5,418	3,651,843
Loss Allowance	20,033	1,802	366	196	7,046	3,604	49,260	2,192	5,418	89,917
(**)	Other Assets includes trade receivables and subscriber receivables from financial services.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2021 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	42,352,851	538,256	204,767	93,423	63,909	71,096	1,227,728	549,970	257,258	45,359,258
Loss Allowance	126,791	14,697	10,203	9,101	8,250	10,135	410,493	345,167	112,626	1,047,463
(*)	Other Assets includes trade receivables, subscriber receivables, derivative financial instruments, financial assets, other assets, cash and cash equivalent and due from related parties.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2021	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	2,059,911	—	—	—	—	—	—	—	—	2,059,911
Loss Allowance	10,252	—	—	—	—	—	—	—	—	10,252

35.  Financial instruments (continued)

Credit risk (continued)

Credit quality: (continued)

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial services at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2021 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	3,085,059	382,073	33,468	16,199	19,008	9,559	124,746	9,795	6,759	3,686,666
Loss Allowance	20,195	3,553	486	256	9,053	5,161	96,050	9,769	6,759	151,282
(**)	Other Assets includes trade receivables and subscriber receivables from financial services.

Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties

Movements in the provision for impairment of trade receivables, contract assets, other assets and due from related parties are as follows:

	31 December 2022
	Contract Assets	Other Assets
Opening balance	10,252	1,047,463
Provision for impairment recognized during the year	1,289	610,599
Amounts collected	—	(232,462)
Receivables written off during the year as uncollectible	—	(397,132)
Effect of changes in exchange rates	—	47,430
Inflation adjustment	(4,195)	(413,864)
Closing balance	7,346	662,034

	31 December 2021
	Contract Assets	Other Assets
Opening balance	11,720	1,402,442
Provision for impairment recognized during the year	2,005	923,701
Amounts collected	—	(402,315)
Receivables written off during the year as uncollectible	—	(603,608)
Effect of changes in exchange rates	—	102,855
Inflation adjustment	(3,473)	(375,612)
Closing balance	10,252	1,047,463

35. Financial instruments (continued)

Movements in the provision for impairment of trade receivables, subscriber receivables, other assets and cash and cash equivalents from financial services are as follows:

	31 December	31 December
	2022	2021
Opening balance	151,282	345,476
Provision for impairment recognized during the year	103,094	133,977
Amounts collected	(68,647)	(112,522)
Receivables transferred with receivables transfer contract (*)	(36,985)	(146,945)
Inflation adjustment	(58,827)	(68,704)
Closing balance	89,917	151,282
(*)

Turkcell Finansman signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years 2016 and 2021. Transferred doubtful receivables comprise of balances that Turkcell Finansman started legal proceedings for.

Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities

The table below analyses the Group’s financial liabilities by considering relevant maturity groupings based on their contractual maturities for:

-	all non-derivative financial liabilities, and
-	gross settled derivative financial instruments for which contractual maturities are essential for an understanding of the timing of the cash flows.

35. Financial instruments (continued)

Liquidity risk (continued)

	31 December 2022							31 December 2021
	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	Amount	cash flows	or less	Months	years	years	Years	Amount	cash flows	or less	months	years	years	Years
Non-derivative financial liabilities
Secured bank loans	3,136,868	(3,626,031)	(616,130)	(242,972)	(475,576)	(1,318,013)	(973,340)	842,503	(870,511)	(201,900)	(200,342)	(239,586)	(228,683)	—
Unsecured bank loans	28,524,331	(31,220,977)	(8,875,434)	(4,898,822)	(4,516,080)	(11,238,409)	(1,692,232)	32,773,355	(35,541,826)	(8,492,162)	(3,039,099)	(5,631,753)	(15,915,368)	(2,463,444)
Debt securities issued	19,137,920	(23,654,946)	(1,714,260)	(519,867)	(1,039,733)	(10,876,254)	(9,504,832)	22,025,979	(28,712,826)	(804,279)	(632,233)	(1,264,465)	(14,111,647)	(11,900,202)
Lease liabilities	3,055,231	(5,186,425)	(772,668)	(583,181)	(918,574)	(1,458,421)	(1,453,581)	4,773,454	(7,545,432)	(1,138,393)	(935,169)	(1,191,070)	(2,092,223)	(2,188,577)
Trade and other payables (*)	6,932,734	(7,233,483)	(7,089,288)	—	—	—	(144,195)	7,582,037	(7,905,044)	(7,899,561)	(5,483)	—	—	—
Due to related parties	242,246	(334,850)	(334,850)	—	—	—	—	107,031	(143,398)	(143,398)	—	—	—	—
Consideration payable in relation to acquisition of BeST and Boyut Enerji (Note 27)	666,613	(1,879,158)	—	—	(9,328)	(108,758)	(1,761,072)	1,250,972	(2,200,500)	—	—	(10,949)	(120,426)	(2,069,125)
Derivative financial liabilities
Participating Cross Currency Swap and FX swap contracts	150,924	349,200	67,542	63,038	95,405	123,561	(346)	117,165	261,527	33,455	32,439	34,368	161,265	—
Buy	—	(11,117,506)	(10,419,790)	(940,582)	116,844	134,779	(8,757)	—	4,326,736	470,483	472,047	885,997	2,498,209	—
Sell	—	11,466,706	10,487,332	1,003,620	(21,439)	(11,218)	8,411	—	(4,065,209)	(437,028)	(439,608)	(851,629)	(2,336,944)	—
TOTAL	61,846,867	(72,786,670)	(19,335,088)	(6,181,804)	(6,863,886)	(24,876,294)	(15,529,598)	69,472,496	(82,658,010)	(18,646,238)	(4,779,887)	(8,303,455)	(32,307,082)	(18,621,348)
(*)	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

Summary of Group's Exposure to Foreign Exchange Risk Based Notional Amounts

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2022
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	—
Financial asset at fair value through other comprehensive income	167,157	115,995	—
Due from related parties - current	71	—	—
Trade receivables and contract assets	25,125	22,977	—
Other current assets	14,580	6,455	9,057
Cash and cash equivalents	393,932	557,380	194,430
	600,934	702,818	203,487
Foreign currency denominated liabilities
Loans and borrowings - non-current	(275,615)	(565,765)	(404,695)
Debt securities issued - non-current	(909,499)	—	—
Lease obligations - non-current	(1,210)	(12,474)	—
Other non-current liabilities	(35,476)	—	—
Loans and borrowings - current	(94,765)	(180,091)	(149,310)
Debt securities issued - current	(53,862)	—	—
Lease obligations - current	(3,076)	(3,060)	—
Other current liabilities	(886)	(5,156)	—
Trade and other payables - current	(109,401)	(17,514)	(369,627)
	(1,483,790)	(784,060)	(923,632)

Financial liabilities defined as hedging instruments	13,763	302,482	—
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	376,307	(355,000)	282,453
Currency forward contracts	539,263	(150)	—
Net exposure	46,477	(133,910)	(437,692)

35.  Financial instruments (continued)

Foreign exchange risk (continued)

	31 December 2021
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	188	11	—
Financial asset at fair value through other comprehensive income	85,029	16,453	—
Due from related parties - current	—	13	—
Trade receivables and contract assets	14,729	20,135	—
Other current assets	10,297	5,931	14,079
Cash and cash equivalents	814,899	141,110	71,600
	925,142	183,653	85,679
Foreign currency denominated liabilities
Loans and borrowings - non-current	(302,607)	(504,992)	(344,052)
Debt securities issued - non-current	(942,374)	—	—
Lease obligations - non-current	(3,460)	(16,829)	—
Other non-current liabilities	(56,888)	—	—
Loans and borrowings - current	(89,379)	(205,687)	(102,395)
Debt securities issued - current	(55,938)	—	—
Lease obligations - current	(2,589)	(3,274)	—
Other current liabilities	(953)	(8,752)	—
Trade and other payables - current	(96,236)	(17,010)	(363,670)
Due to related parties	—	(305)	—
	(1,550,424)	(756,849)	(810,117)

Financial liabilities defined as hedging instruments	16,987	261,680	—
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	244,583	32,022	167,476
Currency forward contracts	517,242	—	—
Net exposure	153,530	(279,494)	(556,962)

Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration

Valuation inputs and relationships to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurement of contingent consideration.

	Fair value at			Inputs
	31	31		31	31
	December	December	Unobservable	December	December	Relationship of unobservable inputs to
	2022	2021	Inputs	2022	2021	fair value
Contingent consideration	—	1,245,592	Risk-adjusted discount rate	—	6.8%- 8.0%	An increase/decrease in the discount rate by 100 bps would change FV by TL (51,092) and TL 55,485, respectively.
			Expected settlement date	—	in instalments between 2026-2031	If expected settlement date extended/shortened by 1-year, FV would change by TL (53,167) and TL 57,145, respectively.

Financial liabilities

	Carrying	Fair
As at 31 December 2022:	amount	value
Bank loans	22,900,345	21,453,658
Debt securities	18,013,208	16,573,025

	Carrying	Fair
As at 31 December 2021:	amount	value
Bank loans	27,426,863	27,305,679
Debt securities	21,858,526	21,739,016

Consideration payable in relation to acquisition of Belarusian telecom [member]
Statement [LineItems]
Summary of Fair Value of Financial Assets and Financial Liabilities

Changes in the consideration payable in relation to acquisition of BeST for the years ended 31 December 2022 and 31 December 2021 are stated below:

	31 December	31 December
	2022	2021
Opening balance	1,245,592	1,063,778
Losses recognized in profit or loss	(758,261)	463,869
Inflation adjustment	(487,331)	(282,055)
Closing balance	—	1,245,592

Interest rate risk
Statement [LineItems]
Sensitivity analysis for types of market risk

An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2022 and 2021:

	Profit or (loss)		Equity
	100 bps	100 bps	100 bps	100 bps
	increase	decrease	increase	decrease
31 December 2022
Variable rate instruments (financial liability)	(315,213)	315,213	—	—
Cash flow sensitivity (net)	(315,213)	315,213	—	—
31 December 2021
Variable rate instruments (financial liability)	(170,482)	170,482	—	—
Cash flow sensitivity (net)	(170,482)	170,482	—	—

Summary of Variable Interest-Bearing Financial Instruments

		31 December 2022		31 December 2021
		Effective		Effective
		Interest	Carrying	interest	Carrying
	Note	Rate	Amount	rate	Amount
Variable rate instruments
USD floating rate loans	28	4.4%	(4,635,140)	3.2%	(6,569,574)
EUR floating rate loans	28	3.2%	(13,673,783)	2.3%	(15,093,891)

Currency risk
Statement [LineItems]
Sensitivity analysis for types of market risk

31 December 2022
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
Sensitivity analysis	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	86,904	(86,904)	—	—
2- Hedged portion of USD risk (-)	—	—	(25,335)	25,335
3- USD net effect (1+2)	86,904	(86,904)	(25,335)	25,335

4- EUR net asset/liability	(266,948)	266,948	—	—
5- Hedged portion of EUR risk (-)	—	—	(25,720)	25,720
6- EUR net effect (4+5)	(266,948)	266,948	(25,720)	25,720

7- Other foreign currency net asset/liability (RMB)	(117,328)	117,328	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	1,600	(1,600)
9- Other foreign currency net effect (7+8)	(117,328)	117,328	1,600	(1,600)
Total (3+6+9)	(297,372)	297,372	(49,455)	49,455

35.  Financial instruments (continued)

Exposure to currency risk (continued)

Sensitivity analysis (continued)

31 December 2021
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
Sensitivity analysis	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	191,136	(191,136)	—	—
2- Hedged portion of USD risk (-)	—	—	(17,218)	20,995
3- USD net effect (1+2)	191,136	(191,136)	(17,218)	20,995

4- EUR net asset/liability	(421,664)	421,664	—	—
5- Hedged portion of EUR risk (-)	—	—	(24,020)	24,020
6- EUR net effect (4+5)	(421,664)	421,664	(24,020)	24,020

7- Other foreign currency net asset/liability (RMB)	(116,071)	116,071	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	1,960	(1,960)
9- Other foreign currency net effect (7+8)	(116,071)	116,071	1,960	(1,960)
Total (3+6+9)	(346,599)	346,599	(39,278)	43,055